Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Taxable income	$ (25,415,000)	$ (9,326,000)	$ (3,839,000)
Income tax expense	0	0	0
Significant unrecognized tax benefits	0	0	0
Interest related to penalties	0	0	0
Significant impact on the unrecognized tax benefits for next twelve months	0	0	0
Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax years subject to tax audits	2013
Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax years subject to tax audits	2014
Momo US [Member]
Income Tax Contingency [Line Items]
Tax loss carry forward	1,559,000
Tax loss carry forward period	20 years
Momo HK [Member]
Income Tax Contingency [Line Items]
Tax loss carry forward	200,000
Beijing Momo IT, Beijing Momo and Chengdu Momo [Member]
Income Tax Contingency [Line Items]
Tax loss carry forward	9,974,000
Beijing Momo IT, Beijing Momo and Chengdu Momo [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax loss carry forward, expiration date	Dec. 31, 2016
Beijing Momo IT, Beijing Momo and Chengdu Momo [Member] | Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax loss carry forward, expiration date	Dec. 31, 2019
United States [Member] | Momo US [Member]
Income Tax Contingency [Line Items]
Taxable income	0
Income tax expense	$ 0
Hong Kong [Member] | Beneficial Owner [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Equity interest in a PRC-resident enterprise	25.00%
Hong Kong [Member] | Momo HK [Member]
Income Tax Contingency [Line Items]
Profit tax rate	16.50%
PRC [Member]
Income Tax Contingency [Line Items]
Withholding income tax rate for dividends distributed by the PRC subsidiaries	10.00%
PRC statutory tax rate	25.00%	25.00%	25.00%
PRC [Member] | Beneficial Owner [Member]
Income Tax Contingency [Line Items]
Withholding income tax rate for dividends distributed by the PRC subsidiaries	5.00%
PRC [Member] | Beijing Momo IT [Member]
Income Tax Contingency [Line Items]
Percentage of exempt tax rate	12.50%
Effective income tax rate	25.00%	25.00%	25.00%
PRC [Member] | Beijing Momo IT [Member] | Stage One [Member]
Income Tax Contingency [Line Items]
Tax exemption period	2 years
PRC [Member] | Beijing Momo IT [Member] | Stage Two [Member]
Income Tax Contingency [Line Items]
Tax exemption period	3 years
PRC [Member] | Other Entities [Member]
Income Tax Contingency [Line Items]
Effective income tax rate	25.00%